Prepayments, Other Receivables and Other Current Assets	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Prepayments, Other Receivables and Other Current Assets [Abstract]
Prepayments, other receivables and other current assets

(3) Prepayments, other receivables and other current assets

Prepayments, other receivables and other current assets consisted of the following as of March 31, 2026 and September 30, 2025:

	2026	2025
	(Unaudited)	(Audited)
Deposits and prepayments	$97,326	$105,845
Deposits to vendors	6,305,187	3,281,246
Total	$6,402,513	$3,387,091

(4) Prepayments, other receivables and other current assets

Prepayments, other receivables and other current assets consisted of the following as of September 30, 2025, and 2024:

	2025	2024
Deposits and prepayments	$105,845	$77,538
Advance to suppliers	3,281,246	460,657
	$3,387,091	$538,195